Movements in Equity (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2020 GBP (£) shares tranche	Jun. 30, 2019 GBP (£) shares		Jun. 30, 2018 GBP (£) shares	May 31, 2020 $ / shares shares	Nov. 30, 2019 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share capital	£ 2
Issuance of equity related to acquisition	3,956	£ 17,166	[1]
Increase in share premium	15	133
Employee bonus declared	£ 27,874	£ 0		£ 0
Bonus Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares					480,000	500,000
Number of tranches | tranche	2
Share price (in usd per share) | $ / shares					$ 41.75	$ 38.00
Proceeds from issuing shares	£ 30,917
Settlement of intercompany balance	2,860
Fees upon settlement of intercompany balance	24
Gains (losses) on exchange differences on translation, net of tax	£ 159
Number of share options exercised (in shares) | shares	123,426	117,110		0
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares	67,937	2,724,917		0
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares	309,952	72,601		0
Intuitus Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares	98,147
Exozet GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares	24,392
Merger relief reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of equity related to acquisition	£ 3,954	£ 17,143	[1]
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of equity related to acquisition	2	23	[1]
Increase in share premium	8	5
Share premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share premium	93	128
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share premium	299	£ 428
Treasury shares | Bonus Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in equity	(207)
Other reserves | Bonus Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in equity	£ 30,710

[1]	See note 3C for additional details